Risk Management Section - Cover Values Including Guarantees Received - Total ING Bank (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Outstandings	[1],[2],[3]	€ 853,930	€ 832,130
Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		329,949	318,804
Consumer Lending [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Cover type		574,786	547,832
Consumer Lending [member] | Financial Collateral [Member]
Disclosure of credit risk exposure [line items]
Cover type		3,775	3,509
Consumer Lending [member] | Guarantees [member]
Disclosure of credit risk exposure [line items]
Cover type		26,766	25,760
Consumer Lending [member] | Other covers [Member]
Disclosure of credit risk exposure [line items]
Cover type		36,774	39,446
Business Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		378,444	365,804
Business Lending [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Cover type		154,351	147,205
Business Lending [member] | Financial Collateral [Member]
Disclosure of credit risk exposure [line items]
Cover type		21,073	19,090
Business Lending [member] | Guarantees [member]
Disclosure of credit risk exposure [line items]
Cover type		93,407	86,222
Business Lending [member] | Other covers [Member]
Disclosure of credit risk exposure [line items]
Cover type		296,286	257,929
Investment and Money Market [member]
Disclosure of credit risk exposure [line items]
Outstandings		94,866	95,857
Investment and Money Market [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Cover type		33
Investment and Money Market [member] | Financial Collateral [Member]
Disclosure of credit risk exposure [line items]
Cover type		133	80
Investment and Money Market [member] | Guarantees [member]
Disclosure of credit risk exposure [line items]
Cover type		64	145
Investment and Money Market [member] | Other covers [Member]
Disclosure of credit risk exposure [line items]
Cover type		266	214
Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Outstandings		803,258	780,465
Total Lending, Investment and Money Market | Mortgages [member]
Disclosure of credit risk exposure [line items]
Cover type		729,171	695,037
Total Lending, Investment and Money Market | Financial Collateral [Member]
Disclosure of credit risk exposure [line items]
Cover type		24,981	22,679
Total Lending, Investment and Money Market | Guarantees [member]
Disclosure of credit risk exposure [line items]
Cover type		120,236	112,128
Total Lending, Investment and Money Market | Other covers [Member]
Disclosure of credit risk exposure [line items]
Cover type		333,326	297,590
Pre-settlement [member]
Disclosure of credit risk exposure [line items]
Outstandings		€ 50,672	€ 51,665
No cover [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.90%	6.60%
No cover [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		36.70%	37.00%
No cover [member] | Investment and Money Market [member]
Disclosure of credit risk exposure [line items]
Value to Loan		96.00%	90.80%
No cover [member] | Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Value to Loan		31.40%	31.20%
Partially covered [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.60%	7.90%
Partially covered [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		24.30%	24.50%
Partially covered [member] | Investment and Money Market [member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.90%	9.10%
Partially covered [member] | Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Value to Loan		15.00%	15.80%
Fully covered [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		85.50%	85.40%
Fully covered [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		39.10%	38.50%
Fully covered [member] | Investment and Money Market [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.10%	0.20%
Fully covered [member] | Total Lending, Investment and Money Market
Disclosure of credit risk exposure [line items]
Value to Loan		53.50%	52.90%

[1]	1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.

[3]	3 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.